Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Tables)	12 Months Ended
Dec. 31, 2018
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Tables) [Abstract]
Changes in other provision

               IV -       Changes in other provision

	R$ thousand
	Labor	Civil	Tax (1)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368
Adjustment for inflation	677,970	508,399	386,671
Provisions, net of reversals and write-offs	1,289,664	912,287	531,052
Payments	(1,538,827)	(1,152,887)	(302,885)
Balance on December 31, 2018	5,983,603	5,614,362	8,204,206

Balance on December 31, 2016	5,101,732	5,003,440	8,187,237
Adjustment for inflation	637,263	484,447	500,719
Provisions, net of reversals and write-offs	1,002,559	830,642	(984,342)
Payments	(1,186,758)	(971,966)	(114,246)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368

(1) In 2017, there were reversals of provisions related to: (i) the PIS process, related to the remuneration of amounts unduly paid, in the amount of R$268,729 thousand; (ii) IRPJ/CSLL on credit losses, in the amount of R$408,730 thousand; and (iii) favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Autonomous), in the amount of R$348,820 thousand.